NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share are as follows:

	2017	2016
Series C convertible preferred stock	656,667	713,333
Series D convertible preferred stock	1,334,000	-
Options to purchase common stock	8,510,319	8,245,190
Warrants to purchase common stock	12,789,086	9,128,189
Totals	23,290,072	18,086,712